Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 29, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$2,911,783	$4,472,105	$1,273,656	$1,778,215	$103.34	$6,627,000
2024	$2,515,221	$1,810,112	$1,269,996	$1,024,882	$49.62	$2,345,000
2023	$2,286,657	$2,413,801	$1,206,049	$1,246,269	$61.89	$872,000

Named Executive Officers, Footnote			The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Lachance for 2025 (the Company's Chief Executive Officer and Principal Executive Officer ("PEO") during 2025 starting on May 30, 2025) and Mr. DiIorio (the Company's Chief Executive Officer and Principal Executive Officer ("PEO") for all reported periods prior to 2025) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”
PEO Total Compensation Amount			$ 2,911,783	$ 2,515,221	$ 2,286,657
PEO Actually Paid Compensation Amount			$ 4,472,105	1,810,112	2,413,801
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Lachance during 2025 and Mr. DiIorio for years presented prior to 2025, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to either Ms. Lachance or Mr. DiIorio during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Lachance and Mr. DiIorio's total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2025	$2,911,783	$(1,912,981)	$3,473,303	$4,472,105
2024	$2,515,221	$(1,211,438)	$506,329	$1,810,112
2023	$2,286,657	$(1,150,346)	$1,277,490	$2,413,801

(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$3,002,872	$73,618	$511,000	$(114,187)	$—	$—	$3,473,303
2024	$1,787,022	$(881,484)	$—	$(399,209)	$—	$—	$506,329
2023	$1,292,739	$51,913	$—	$(3,559)	$(63,603)	$—	$1,277,490

Non-PEO NEO Average Total Compensation Amount			$ 1,273,656	1,269,996	1,206,049
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,778,215	1,024,882	1,246,269
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Ms. Lachance for 2025, who has served as our CEO since May 30, 2025 and Mr. DiIorio for all years presented, who served as our CEO prior to Ms. Lachance since 2017) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. DiIorio) are included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Steele and Mr. Funke; and (ii) for 2024 and 2023, Ms. Lachance, who served as the Company's President and Chief Operating Officer during 2024 and 2023, and Mr. Steele.The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (Ms. Lachance for 2025 and excluding Mr. DiIorio for all years presented), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Lachance for 2025 and excluding Mr. DiIorio for all years presented) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Lachance for 2025 and excluding Mr. DiIorio for all years presented) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,273,656	$(583,604)	$1,088,163	$1,778,215
2024	$1,269,996	$(511,072)	$265,958	$1,024,882
2023	$1,206,049	$(427,681)	$467,901	$1,246,269

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$1,058,864	$85,628	$—	$(56,329)	$—	$—	$1,088,163
2024	$753,895	$(284,599)	$—	$(203,338)	$—	$—	$265,958
2023	$478,428	$64,272	$—	$(41,971)	$(32,828)	$—	$467,901

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 103.34	49.62	61.89
Net Income (Loss)			$ 6,627,000	$ 2,345,000	$ 872,000
PEO Name	Mr. DiIorio	Ms. Lachance		Mr. DiIorio	Mr. DiIorio
Additional 402(v) Disclosure			Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,912,981)	$ (1,211,438)	$ (1,150,346)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,473,303	506,329	1,277,490
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,002,872	1,787,022	1,292,739
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			73,618	(881,484)	51,913
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			511,000	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(114,187)	(399,209)	(3,559)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(63,603)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(583,604)	(511,072)	(427,681)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,088,163	265,958	467,901
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,058,864	753,895	478,428
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			85,628	(284,599)	64,272
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(56,329)	(203,338)	(41,971)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(32,828)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0